Share-Based Payment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Apr. 21, 2012	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2005 2005 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized										40,000,000
Options, expiration term										10 years
Options granted		36,870,000	1,800,000			38,670,000
Vesting rights		25% of these share options vested on the grant date and 25% will be vest on each anniversary for the subsequent three years.	50% of these share options vested on the grant date and 50% vested on April 21, 2012.
Percentage of share option vested	50.00%	25.00%	50.00%
Share-based Compensation expense				$ 1,246	$ 1,170	$ 2,172	$ 1,246	$ 1,170	$ 2,172
Number of stock option exercised
Total unrecognized compensation expense related to unvested share options granted				$ 659
Total unrecognized compensation expense related to unvested share options, expected to recognized over weighted-average period				6 months